Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2023 6,793,836 $ 3.45
Granted
2,300,000

2.96
Vested
(2,996,334)

3.38
Outstanding as of June 30, 2024
6,097,502
$ 3.30
Outstanding as of December 31, 2024
6,097,502 $ 3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of June 30, 2025 4,963,137 $ 2.67